UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2020
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2020	January 31, 2019
Cash and U.S. Government securities	$23,510,129	$33,004,122
Distribution payable	(9,184,007)	(18,236,814)

Unallocated cash and U.S. Government securities	$14,326,122	$14,767,308

Schedule of reconciliation of Trust's Unallocated Reserve

	Unallocated	Trust
	Reserve	Corpus	Total
Balances at January 31, 2019	$16,805,689	$3	$16,805,692

Net income	30,055,752	—	30,055,752
Distributions declared	(35,030,427)	—	(35,030,427)

Balances at January 31, 2020	$11,831,014	$3	$11,831,017